RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
United Mineral Services Ltd.
Statement [Line Items]
Company incurred fees	$ 12,386	$ 14,340
Directors and Officers
Statement [Line Items]
Stock options issued	6,750,000	1,950,000
Share-based compensation expense	$ 197,643	$ 23,358
Chief Financial Officer
Statement [Line Items]
Company incurred fees	$ 47,107	$ 47,107